Credit Facilities, Long-Term Debt and Lease Liabilities - Restrictions on Non-Recourse Debt and Security (Details) $ in Millions, $ in Millions		12 Months Ended
	Jul. 20, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Other borrowings		$ 730		$ 326
PP&E		5,822		6,207	$ 6,164
Intangible assets		313		318	373
Alberta Off-Coal Agreement	$ 40	40		40	$ 40
Alberta off-coal agreement, annual cash payments, net	$ 37
US Wind Projects - Big Level
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)		9		15
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)		17		17
TEC
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)		45		0
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
PP&E		1,277		967
Intangible assets		88		63
Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Other borrowings		1,800		1,100
Restricted cash (Note 22)		73		42
Non-recourse debt | Secured by first rate ranking charge over subsidiaries
Disclosure of detailed information about borrowings [line items]
Notional amount		1,441		719
Non-recourse debt | Secured by equity interests of the issuer
Disclosure of detailed information about borrowings [line items]
Notional amount		111		119
Restricted Use Debt
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures			$ 7
Secured Debt | TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 285		$ 305